Segment Reporting - Separate Consolidated Income Statements by Operating Segment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues by operating segment	€ 19,828	€ 19,025	€ 19,719
Other income	523	311	287
Total operating revenues and other income	20,351	19,336	20,006
Acquisition of goods and services	(8,388)	(7,793)	(8,532)
Employee benefits expenses	(3,626)	(3,106)	(3,589)
of which: accruals to employee severance indemnities	(6)	(1)	(1)
Other operating expenses	(1,208)	(1,083)	(1,491)
of which: write-downs and expenses in connection with credit management and provision charges	(628)	(479)	(675)
Change in inventories	35	9	(44)
Internally generated assets	626	639	656
Depreciation and amortization	(4,473)	(4,291)	(4,135)
Gains (losses) on disposals of non-currentassets	11	14	336
Impairment reversals (losses) on non-currentassets	(37)	(3)	(244)
Operating profit (loss)	3,291	3,722	2,963
Share of profits (losses) of associates and joint ventures accounted for using the equity method	(1)	(23)	1
Other income (expenses) from investments	(18)	7	10
Finance income	1,808	2,543	2,760
Finance expenses	(3,303)	(3,450)	(5,281)
Profit (loss) before tax from continuing operations	1,777	2,799	453
Income tax expense	(490)	(880)	(403)
Profit (loss) from continuing operations	1,287	1,919	50
Profit (loss) from Discontinued operations/Non-currentassets held for sale		47	611
Profit (loss) for the year	1,287	1,966	661
Attributable to:
Owners of the Parent	1,121	1,808	(70)
Non-controlling interests	166	158	731
Third-party [member]
Disclosure of operating segments [line items]
Revenues by operating segment	19,828	19,025	19,719
Operating segments [member] | Domestic [member]
Disclosure of operating segments [line items]
Revenues by operating segment	15,354	15,006	15,001
Other income	471	259	258
Total operating revenues and other income	15,825	15,265	15,259
Acquisition of goods and services	(6,235)	(5,785)	(6,046)
Employee benefits expenses	(3,266)	(2,759)	(3,206)
of which: accruals to employee severance indemnities	(6)	(1)	(1)
Other operating expenses	(704)	(574)	(999)
of which: write-downs and expenses in connection with credit management and provision charges	(468)	(317)	(506)
Change in inventories	41	16	3
Internally generated assets	510	535	556
Depreciation and amortization	(3,360)	(3,310)	(3,205)
Gains (losses) on disposals of non-currentassets	(2)	(9)
Impairment reversals (losses) on non-currentassets	(37)	(3)	(3)
Operating profit (loss)	2,772	3,376	2,359
Share of profits (losses) of associates and joint ventures accounted for using the equity method	(1)	(23)	1
Operating segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Revenues by operating segment	4,502	4,047	4,637
Other income	52	51	21
Total operating revenues and other income	4,554	4,098	4,658
Acquisition of goods and services	(2,168)	(2,028)	(2,443)
Employee benefits expenses	(353)	(336)	(349)
Other operating expenses	(500)	(505)	(470)
of which: write-downs and expenses in connection with credit management and provision charges	(160)	(162)	(149)
Change in inventories	(6)	1	(33)
Internally generated assets	108	95	88
Depreciation and amortization	(1,114)	(980)	(909)
Gains (losses) on disposals of non-currentassets	14	23	336
Impairment reversals (losses) on non-currentassets			(240)
Operating profit (loss)	535	368	638
Operating segments [member] | Media [member]
Disclosure of operating segments [line items]
Revenues by operating segment			82
Other income			4
Total operating revenues and other income			86
Acquisition of goods and services			(33)
Employee benefits expenses			(4)
Other operating expenses			(12)
of which: write-downs and expenses in connection with credit management and provision charges			(12)
Depreciation and amortization			(23)
Operating profit (loss)			14
Operating segments [member] | Other operations [member]
Disclosure of operating segments [line items]
Revenues by operating segment		11	49
Other income		1	4
Total operating revenues and other income		12	53
Acquisition of goods and services	(4)	(9)	(48)
Employee benefits expenses	(7)	(11)	(30)
Other operating expenses	(5)	(2)	(11)
of which: write-downs and expenses in connection with credit management and provision charges			(8)
Change in inventories		(8)	(15)
Impairment reversals (losses) on non-currentassets			(1)
Operating profit (loss)	(16)	(18)	(52)
Operating segments [member] | Third-party [member] | Domestic [member]
Disclosure of operating segments [line items]
Revenues by operating segment	15,328	14,971	14,960
Operating segments [member] | Third-party [member] | Brazil [member]
Disclosure of operating segments [line items]
Revenues by operating segment	4,500	4,044	4,634
Operating segments [member] | Third-party [member] | Media [member]
Disclosure of operating segments [line items]
Revenues by operating segment			82
Operating segments [member] | Third-party [member] | Other operations [member]
Disclosure of operating segments [line items]
Revenues by operating segment		10	43
Operating segments [member] | Intragroup [member] | Domestic [member]
Disclosure of operating segments [line items]
Revenues by operating segment	26	35	41
Operating segments [member] | Intragroup [member] | Brazil [member]
Disclosure of operating segments [line items]
Revenues by operating segment	2	3	3
Operating segments [member] | Intragroup [member] | Other operations [member]
Disclosure of operating segments [line items]
Revenues by operating segment		1	6
Adjustments and eliminations [member]
Disclosure of operating segments [line items]
Revenues by operating segment	(28)	(39)	(50)
Total operating revenues and other income	(28)	(39)	(50)
Acquisition of goods and services	19	29	38
Other operating expenses	1	(2)	1
Change in inventories			1
Internally generated assets	8	9	12
Depreciation and amortization	1	(1)	2
Gains (losses) on disposals of non-currentassets	(1)
Operating profit (loss)		(4)	4
Adjustments and eliminations [member] | Intragroup [member]
Disclosure of operating segments [line items]
Revenues by operating segment	€ (28)	€ (39)	€ (50)